SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2023
Events after reporting period [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
(a) ATM Program
During the period from April 1, 2023 to June 27, 2023, the Company sold 8,533,269 Common Shares, at an average price of US$0.2896 per Common Share, for aggregate gross proceeds of US$2,471, through its ATM Program.
(b) Common Share Purchase Agreement
On May 30, 2023, the Company entered into a common share purchase agreement (the “LPC Purchase Agreement”) with Lincoln Park Capital Fund, LLC (“LPC”). Subject to the terms and conditions of the LPC Purchase Agreement, the Company has the right to sell, and LPC is obligated to purchase, up to US$30,000 of Common Shares over a 36-month period at prices that are based on the market price at the time of each sale to LPC. Cybin, in its sole discretion, controls the timing and amount of all sales of Common Shares under the LPC Purchase Agreement. During the period from May 30, 2023 to June 27, 2023, the Company sold 1,925,000 Common Shares, at an average price of US$0.2417 per Common Shares, for aggregate gross proceeds of US$465 pursuant to the LPC Purchase Agreement. As of June 27, 2023, Cybin is entitled to issue additional Common Shares for aggregate proceeds of up to US$29,535 under the LPC Purchase Agreement.
Cybin has the right to terminate the LPC Purchase Agreement at any time at no cost or penalty. LPC has agreed not to engage in any short selling or hedging activity of any kind in the Common Shares. As consideration for LPC’s obligation to purchase Common Shares from the Company at its direction under the LPC Purchase Agreement, Cybin issued 2,538,844 Common Shares to LPC as a commitment fee on May 30, 2023. The Purchase Agreement provides that Cybin may not issue or sell any Common Shares to LPC under the Purchase Agreement which, when aggregated with all other Common Shares then beneficially owned by LPC and its affiliates (as calculated pursuant to Section 13(d) of the U.S. Securities Exchange Act of 1934, as amended, and Rule 13d-3 thereunder), would result in LPC beneficially owning more than 9.99% of the outstanding Common Shares.